UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sand Hill Advisors, LLC
Address: 245 Lytton Avenue, Suite 300

         Palo Alto, CA  94301

13F File Number:  28-5390

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tony Craun
Title:     Principle
Phone:     (650)-854-9150

Signature, Place, and Date of Signing:

     /s/  Tony Craun     Palo Alto, CA     February 14, 2012



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     102

Form13F Information Table Value Total:     $262,237 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101     2624    32106 SH       Sole                    31066              1040
AT&T Inc                       COM              00206R102     3106   102710 SH       Sole                    99058              3652
Abbott Labs                    COM              002824100     3085    54872 SH       Sole                    52737              2135
Activision Inc.                COM              00507V109     2664   216255 SH       Sole                   209275              6980
Advanced Viral Research Corp   COM              007928104        0    50000 SH       Sole                    50000
Alexander & Baldwin Com        COM              014482103      245     6000 SH       Other                                      6000
Amazon.com Inc                 COM              023135106     2254    13022 SH       Sole                    12697               325
Apple                          COM              037833100     3093     7637 SH       Sole                     7417               220
Applied Materials              COM              038222105     2234   208617 SH       Sole                   202592              6025
BHP Billiton Ltd.              COM              088606108     2480    35111 SH       Sole                    33691              1420
Baidu Inc Spon ADR Rep A       COM              056752108      483     4145 SH       Sole                     4145
Bridgeline Digital, Inc Com    COM              10807Q205       44    73806 SH       Sole                                      73806
CME Group Inc Com              COM              12572Q105     2148     8813 SH       Sole                     8518               295
Canadian Oil Sands Ltd         COM              13643E105      251    11000 SH       Sole                                      11000
Cardinal Health Inc            COM              14149Y108     2510    61805 SH       Sole                    59850              1955
Caterpillar                    COM              149123101     2699    29786 SH       Sole                    28836               950
Charles Schwab New             COM              808513105     2911   258531 SH       Sole                   252591              5940
ChevronTexaco Corp             COM              166764100     4177    39255 SH       Sole                    36885              2370
Cisco Systems                  COM              17275R102     2127   117623 SH       Sole                   115626              1997
Coca Cola                      COM              191216100     2824    40354 SH       Sole                    38969              1385
Compugen, Ltd.                 COM              M25722105      311    62843 SH       Sole                    22853             39990
Daegis Inc                     COM              233720101      203   104206 SH       Sole                                     104206
E.I. du Pont de Nemours and Co COM              263534109     2725    59534 SH       Sole                    57619              1915
EMC Corp                       COM              268648102     2569   119245 SH       Sole                   115790              3455
Ebix Inc.                      COM              278715206     4561   206381 SH       Sole                   112547             93834
Exxon Mobil Corporation        COM              30231G102     8434    99506 SH       Sole                    98391              1115
                                                                53      625 SH       Other                                       625
General Electric               COM              369604103     3466   193537 SH       Sole                   188517              5020
General Mills Inc              COM              370334104     2754    68161 SH       Sole                    66261              1900
Google Inc Cl-A                COM              38259P508     3102     4802 SH       Sole                     4692               110
Guided Delivery Systems        COM              401990577        0    15000 SH       Sole                    15000
Heinz H J                      COM              423074103     2996    55449 SH       Sole                    53729              1720
Infinity Energy Resources Inc  COM              45663L403       48    30000 SH       Sole                    30000
Intel                          COM              458140100     3246   133864 SH       Sole                   130069              3795
International Business Machine COM              459200101     4582    24919 SH       Sole                    24259               660
                                                               106      575 SH       Other                                       575
Intuitive Surgical Inc         COM              46120e602      301      650 SH       Sole                      650
Itex Corp Com Par $.01 New     COM              465647303      692   175284 SH       Sole                    56403            118881
J P Morgan Chase & Co.         COM              46625H100     2481    74620 SH       Sole                    72270              2350
Johnson & Johnson              COM              478160104     3749    57172 SH       Sole                    55503              1669
Looksmart Ltd.                 COM              543442107       79    61400 SH       Sole                                      61400
Mako Surgical Corp Com         COM              560879108     2673   106035 SH       Sole                    28068             77967
McDonalds                      COM              580135101      391     3900 SH       Sole                     3900
Merck & Co Inc New Com         COM              58933Y105      224     5934 SH       Sole                     5934
Microsoft                      COM              594918104     3088   118946 SH       Sole                   116371              2575
Morphicstechnology Inc Delawar COM              617998216        0    50000 SH       Sole                    50000
Network Equipment Technology   COM              641208103       48    41479 SH       Sole                                      41479
Neurogesx Inc Com              COM              641252101       89   108764 SH       Sole                    35211             73553
Nike                           COM              654106103     2705    28072 SH       Sole                    27072              1000
Northern Oil & Gas Nev Com     COM              665531109      336    14000 SH       Sole                                      14000
Orexigen Therapeutics, Inc.    COM              686164104      232   144012 SH       Sole                    37700            106312
PG & E Corp                    COM              69331C108      240     5822 SH       Sole                     5822
Pepsico                        COM              713448108     3074    46326 SH       Sole                    43945              2381
Petroleo Brasileiro S.A. - ADR COM              71654v101     2059    87671 SH       Sole                    84821              2850
Procter & Gamble               COM              742718109     3500    52464 SH       Sole                    50557              1907
Qualcomm Inc                   COM              747525103     3006    54957 SH       Sole                    53417              1540
Rigel Pharmaceuticals Inc.     COM              766559603      895   113433 SH       Sole                    38000             75433
Schlumberger                   COM              806857108     2193    32107 SH       Sole                    30887              1220
Socket Mobile Inc Com New      COM              83368e200       32    17152 SH       Sole                                      17152
Solar Power Inc Com            COM              83490A100      235   713425 SH       Sole                   179125            534300
Somaxon Pharmaceuticals Inc.   COM              834453102      154   342124 SH       Sole                    77000            265124
Southern Co                    COM              842587107      332     7162 SH       Sole                     7162
Southwestern Energy Co         COM              845467109     1964    61488 SH       Sole                    59898              1590
Starwood Hotels & Resorts Worl COM              85590a401     2650    55244 SH       Sole                    53344              1900
Symantec                       COM              871503108      609    38930 SH       Sole                    22369             16561
Target Corporation             COM              87612E106     2451    47855 SH       Sole                    46350              1505
Telanetix Inc Com New          COM              879180206      231   230602 SH       Sole                                     230602
Teva Pharmaceutical - SP ADR   COM              881624209     2644    65515 SH       Sole                    63350              2165
Texas Instruments              COM              882508104     1755    60303 SH       Sole                    60303
Towerstream Corp Com           COM              892000100      729   344030 SH       Sole                   122390            221640
United Parcel Service CL B     COM              911312106     2864    39135 SH       Sole                    37070              2065
United Technologies            COM              913017109      300     4101 SH       Sole                     4101
                                                                15      200 SH       Other                                       200
Verizon Communications         COM              92343V104      306     7620 SH       Sole                     7620
Visa Corp                      COM              92826c839     3042    29960 SH       Sole                    29075               885
VytronUs, Inc.                 COM              141992081        1   200000 SH       Sole                   200000
Walt Disney                    COM              254687106     2587    68975 SH       Sole                    66510              2465
Wave Systems Corp Com New      COM              943526301     1035   477084 SH       Sole                                     477084
Wells Fargo                    COM              949746101     3166   114886 SH       Sole                   111401              3485
Whole Foods Market Inc         COM              966837106      247     3552 SH       Sole                     3552
iPass Inc.                     COM              46261v108      561   395315 SH       Sole                   145315            250000
Health Care Select Sector      ETF              81369y209      441    12700 SH       Sole                    12700
SPDR S&P Midcap 400 ETF UTSer1 ETF              78467Y107     9469    59372 SH       Sole                    54527              4845
SPDR Trust Unit Series 1       ETF              78462F103     1295    10320 SH       Sole                     3759              6561
Technology Select Sector SPDR  ETF              81369y803    13906   546400 SH       Sole                   529725             16675
Vanguard Intl Eqty Idx All-Wor ETF              922042775      217     5465 SH       Sole                     2805              2660
Vanguard Pacific Stock ETF     ETF              922042866    14767   310301 SH       Sole                   305171              5130
Vanguard Total Stock Market ET ETF              922908769      208     3231 SH       Sole                     3228                 3
iShares MSCI Japan Index Fd    ETF              464286848     8397   921774 SH       Sole                   877849             43925
                                                                51     5615 SH       Other                    4400              1215
iShares Nasdaq Biotech Index   ETF              464287556      211     2025 SH       Sole                     2025
iShares Russell 1000 Growth In ETF              464287614    30832   533519 SH       Sole                   516349             17170
                                                                38      650 SH       Other                     600                50
iShares Russell 2000 Growth In ETF              464287648     2761    32780 SH       Sole                    32780
iShares Russell 2000 Index     ETF              464287655      260     3525 SH       Sole                     3525
iShares Russell Midcap Index F ETF              464287499      249     2525 SH       Sole                     2525
iShares S&P 500 Index Fund     ETF              464287200      202     1600 SH       Sole                      750               850
iShares S&P Midcap 400/Growth  ETF              464287606    15277   154737 SH       Sole                   150020              4717
                                                                12      125 SH       Other                                       125
iShares S&P500/BARRA Growth    ETF              464287309      947    14040 SH       Sole                    14040
iShares Tr S&P Midcap 400      ETF              464287507    21592   246455 SH       Sole                   241095              5360
                                                                24      270 SH       Other                                       270